General - Acquisitions fair value and expenses (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 04, 2021	Apr. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Purchase price			$ 8,191
Acquired other intangible assets				$ 23,603
GOODWILL			1,502,494	$ 1,550,552
Net tangible assets and liabilities assumed, excluding cash and cash equivalents, adjustment			(2,600)
Goodwill, adjustments			(10,300)
BAE Systems Rokar International Ltd
Business Acquisition [Line Items]
GOODWILL		$ 25,000
BAE Systems Rokar International Ltd | Technology
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents		(3,400)
Acquired other intangible assets		$ 3,800
Expected useful lives, years		15 years
Consideration Transferred		$ 31,400
BAE Systems Rokar International Ltd | Customer relationships
Business Acquisition [Line Items]
Acquired other intangible assets		$ 4,800
Expected useful lives, years		14 years
BAE Systems Rokar International Ltd | Customer backlog
Business Acquisition [Line Items]
Acquired other intangible assets		$ 1,200
Expected useful lives, years		2 years
Sparton Corporation
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$ (65,800)		(68,400)
GOODWILL	194,500		184,200
Sparton Corporation | IPR&D
Business Acquisition [Line Items]
Acquired other intangible assets	41,700		41,700
Acquired other intangible assets, adjustments			0
Sparton Corporation | Technology
Business Acquisition [Line Items]
Acquired other intangible assets	$ 45,000		45,000
Expected useful lives, years	16 years
Consideration Transferred	$ 350,000		350,000
Acquired other intangible assets, adjustments			0
Sparton Corporation | Customer relationships
Business Acquisition [Line Items]
Acquired other intangible assets	$ 119,900		121,500
Expected useful lives, years	31 years
Acquired other intangible assets, adjustments			1,600
Sparton Corporation | Customer backlog
Business Acquisition [Line Items]
Acquired other intangible assets	$ 14,700		26,000
Expected useful lives, years	3 years
Acquired other intangible assets, adjustments			$ 11,300